January 30, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, D.C. 20549

Re:	General New York Municipal Money Market Fund
File No.: 811-4870

Dear Sir or Madam:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended November 30, 2008.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-6620.

Sincerely, /s/ Judith C. Canonica Judith C. Canonica Paralegal

JCC Enclosure